Earnings (Loss) Per Share (Details) - Schedule of Weighted Average Shares Outstanding and Basic and Diluted Loss Per Common Share Attributable to Common Shareholders (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Weighted Average Shares Outstanding and the Basic and Diluted Loss Per Common Share Attributable to Common Shareholders [Abstract]
Weighted-average common shares outstanding – diluted	496,849	32,570	202,354	21,092
Loss per common share attributable to common shareholders – diluted	$ (12.04)	$ (412.65)	$ (56.02)	$ (701.74)